Consolidated Balance Sheets - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents		$ 3,426,467	$ 6,388,978
Restricted cash-bank balances held on behalf of customers		1,367,630	2,192,201
Securities owned, at fair value		17,622	180,201
Derivative assets, at fair value			194,110
Receivables from broker-dealers and clearing organizations		8,089,193	1,684,961
Commissions receivable		71,253	88,560
Short-term loans receivable		2,239,378	1,637,310
Other receivables		724,708	166,064
Prepaids,deposits and other		677,978	510,291
Total current assets		16,614,229	13,042,676
Fixed assets, net		34,919	73,688
Intangible assets		86,728	67,964
Other assets		6,169,065	233,343
Deferred taxes		1,128	677
Total Assets		22,906,069	13,418,348
Current Liabilities
Payables to customers		5,221,270	3,853,693
Payables to broker-dealers and clearing organizations		3,845,740
Commissions payable		39,180	29,439
Accrued expenses and other payables		1,763,094	417,445
Short-term borrowings		293,905	1,412,570
Short-term borrowings from related party			128,415
Derivative liabilities, at fair value		5,653
Due to director		149,522
Dividends payable			385,901
Total current liabilities		11,318,364	6,227,463
Convertible debenture		816,006
Total Liabilities		12,134,370	6,227,463
Stockholders’ Equity
Preferred shares, $.0001 par value, 50,000,000 shares authorized, none issued and outstanding as of December 31, 2020 and 2019, respectively
Class A ordinary shares, $0.0001 par value, 300,000,000 shares authorized, 9,627,553 and 3,140,388 shares issued and outstanding at December 31, 2020 and 209, respectively	[1]	963	314
Class B ordinary shares, $0.0001 par value, 150,000,000 shares authorized, 9,843,096 and 3,949,993 shares issued and outstanding at December 31, 2020 and 209, respectively	[1]	984	395
Additional paid in capital	[1]	14,516,848	7,605,034
Accumulated deficit		(3,729,628)	(376,903)
Accumulated other comprehensive losses		(17,468)	(37,955)
Total Stockholders’ Equity		10,771,699	7,190,885
Total Liabilities and Stockholders’ equity		$ 22,906,069	$ 13,418,348

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.